Document and Entity Information	Aug. 11, 2022
Document and Entity Information
Document Type	8-K
Document Period End Date	Aug. 11, 2022
Entity Registrant Name	Six Flags Entertainment Corporation
Entity File Number	1-13703
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-3995059
Entity Address, Address Line One	1000 Ballpark Way Suite 400
Entity Address, City or Town	Arlington
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76011
City Area Code	972
Local Phone Number	595-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.025 par value per share
Trading Symbol	SIX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000701374
Amendment Flag	false